Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

Note R.

Stock-Based Compensation

Stock-based compensation cost is measured at grant date, based on the fair value of the award, and is recognized over the employee requisite service period. See note A, “Significant Accounting Policies,” on page 82 for additional information.

The following table presents total stock-based compensation cost included in the Consolidated Statement of Earnings.

($ in millions)

For the year ended December 31:	2011	2010	2009
Cost	$120	$94	$94
Selling, general and administrative	514	488	417
Research, development and engineering	62	48	47
Other (income) and expense*	—	(1)	—
Pre-tax stock-based compensation cost	697	629	558
Income tax benefits	(246)	(240)	(221)
Total stock-based compensation cost	$450	$389	$337

* Reflects the one-time effects of the sale of the Product Lifecycle Management activities.

Total unrecognized compensation cost related to non-vested awards at December 31, 2011 and 2010 was $1,169 million and $1,044 million, respectively, and is expected to be recognized over a weighted-average period of approximately three years.

There was no significant capitalized stock-based compensation cost at December 31, 2011, 2010 and 2009.

Incentive Awards

Stock-based incentive awards are provided to employees under the terms of the company’s long-term performance plans (the “Plans”). The Plans are administered by the Executive Compensation and Management Resources Committee of the Board of Directors (the “Committee”). Awards available under the Plans principally include stock options, restricted stock units, performance share units or any combination thereof.

The amount of shares originally authorized to be issued under the company’s existing Plans was 274.1 million at December 31, 2011. In addition, certain incentive awards granted under previous plans, if and when those awards were canceled, could be reissued under the company’s existing Plans. As such, 66.2 million additional awards were considered authorized to be issued under the company’s existing Plans as of December 31, 2011. There were 124.8 million unused shares available to be granted under the Plans as of December 31, 2011.

Under the company’s long-standing practices and policies, all awards are approved prior to or on the date of grant. The exercise price of at-the-money stock options is the average of the high and low market price on the date of grant. The options approval process specifies the individual receiving the grant, the number of options or the value of the award, the exercise price or formula for determining the exercise price and the date of grant. All awards for senior management are approved by the Committee. All awards for employees other than senior management are approved by senior management pursuant to a series of delegations that were approved by the Committee, and the grants made pursuant to these delegations are reviewed periodically with the Committee. Awards that are given as part of annual total compensation for senior management and other employees are made on specific cycle dates scheduled in advance. With respect to awards given in connection with promotions or new hires, the company’s policy requires approval of such awards prior to the grant date, which is typically the date of the promotion or the date of hire.

Stock Options

Stock options are awards which allow the employee to purchase shares of the company’s stock at a fixed price. Stock options are granted at an exercise price equal to the company stock price on the date of grant. These awards, which generally vest 25 percent per year, are fully vested four years from the date of grant and have a contractual term of 10 years.

The company estimates the fair value of stock options at the date of grant using the Black-Scholes valuation model. Key inputs and assumptions used to estimate the fair value of stock options include the grant price of the award, the expected option term, volatility of the company’s stock, the risk-free rate and the company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the company.

During the years ended December 31, 2011, 2010 and 2009, the company did not grant stock options.

The following table summarizes option activity under the Plans during the years ended December 31, 2011, 2010 and 2009.

	2011		2010		2009
	Weighted Average Exercise Price	Number of Shares Under Option	Weighted Average Exercise Price	Number of Shares Under Option	Weighted Average Exercise Price	Number of Shares Under Option

Balance at January 1	$94	39,197,728	$98	73,210,457	$102	119,307,170
Options exercised	98	(18,144,309)	101	(33,078,316)	98	(28,100,192)
Options canceled/expired	107	(391,097)	108	(934,413)	127	(17,996,521)
Balance at December 31	$90	20,662,322	$94	39,197,728	$98	73,210,457
Exercisable at December 31	$90	20,662,322	$94	39,197,728	$98	72,217,126

The shares under option at December 31, 2011 were in the following exercise price ranges:

	Options Outstanding and Exercisable
				Weighted Average
	Weighted	Number of	Aggregate	Remaining
	Average	Shares	Intrinsic	Contractual Life
Exercise Price Range	Exercise Price	Under Option	Value	(in Years)
$61–$85	$78	8,079,175	$857,827,574	1.3
$86–$105	97	11,061,890	957,308,722	2.6
$106 and over	106	1,521,257	118,474,466	2.0
	$90	20,662,322	$1,933,610,763	2.1

In connection with various acquisition transactions, there was an additional 1.0 million stock-based awards, consisting of stock options and restricted stock units, outstanding at December 31, 2011, as a result of the company’s assumption of stock-based awards previously granted by the acquired entities. The weighted-average exercise price of these awards was $59 per share.

Exercises of Employee Stock Options

The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $1,269 million, $1,072 million and $639 million, respectively. The total cash received from employees as a result of employee stock option exercises for the years ended December 31, 2011, 2010 and 2009 was approximately $1,786 million, $3,347 million and $2,744 million, respectively. In connection with these exercises, the tax benefits realized by the company for the years ended December 31, 2011, 2010 and 2009 were $412 million, $351 million and $243 million, respectively.

The company settles employee stock option exercises primarily with newly issued common shares and, occasionally, with treasury shares. Total treasury shares held at December 31, 2011 and 2010 were approximately 1,019 million and 934 million shares, respectively.

Stock Awards

In lieu of stock options, the company currently grants its employees stock awards. These awards are made in the form of Restricted Stock Units (RSUs), including Retention Restricted Stock Units (RRSUs) or Performance Share Units (PSUs).

The tables below summarize RSU and PSU activity under the Plans during the years ended December 31, 2011, 2010 and 2009.

RSUs

	2011		2010		2009
	Weighted		Weighted		Weighted
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$110	11,196,446	$102	13,405,654	$100	12,397,515
RSUs granted	154	5,196,802	122	3,459,303	105	4,432,449
RSUs released	106	(3,508,700)	98	(5,102,951)	99	(2,748,613)
RSUs canceled/forfeited	122	(665,947)	105	(565,560)	101	(675,697)
Balance at December 31	$129	12,218,601	$110	11,196,446	$102	13,405,654

PSUs

	2011		2010		2009
	Weighted		Weighted		Weighted
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$111	3,649,288	$107	3,476,737	$102	3,078,694
PSUs granted at target	154	1,055,687	117	1,239,468	101	1,568,129
Additional shares earned above target*	118	230,524	103	463,913	83	396,794
PSUs released	118	(1,189,765)	103	(1,486,484)	83	(1,440,099)
PSUs canceled/forfeited	118	(58,743)	108	(44,346)	111	(126,781)
Balance at December 31**	$122	3,686,991	$111	3,649,288	$107	3,476,737

*                 Represents additional shares issued to employees after vesting of PSUs because final performance metrics exceeded specified targets.

**          Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued depends on the company’s performance against specified targets over the vesting period.

RSUs are stock awards granted to employees that entitle the holder to shares of common stock as the award vests, typically over a one- to five-year period. The fair value of the awards is determined and fixed on the grant date based on the company’s stock price. RSUs granted to employees prior to January 1, 2008 are considered participating securities as they receive non-forfeitable dividend equivalents at the same rate as common stock. Any unvested awards that contain these rights are included in computing earnings per share pursuant to the two-class method. For RSUs awarded on or after January 1, 2008, dividend equivalents are not paid. The fair value of such RSUs is determined and fixed on the grant date based on the company’s stock price adjusted for the exclusion of dividend equivalents.

The remaining weighted-average contractual term of RSUs at December 31, 2011, 2010 and 2009 is the same as the period over which the remaining cost of the awards will be recognized, which is approximately three years. The fair value of RSUs granted during the years ended December 31, 2011, 2010 and 2009 was $803 million, $421 million and $467 million, respectively. The total fair value of RSUs vested and released during the years ended December 31, 2011, 2010 and 2009 was $373 million, $503 million and $272 million, respectively. As of December 31, 2011, 2010 and 2009, there was $1,021 million, $865 million and $892 million, respectively, of unrecognized compensation cost related to non-vested RSUs. The company received no cash from employees as a result of employee vesting and release of RSUs for the years ended December 31, 2011, 2010 and 2009. In the second quarter of 2011, the company granted equity awards valued at approximately $1 thousand each to about 400,000 non-executive employees. These awards were made under the Plans and vest in December 2015.

PSUs are stock awards where the number of shares ultimately received by the employee depends on the company’s performance against specified targets and typically vest over a three-year period. The fair value of each PSU is determined on the grant date, based on the company’s stock price, and assumes that performance targets will be achieved. Over the performance period, the number of shares of stock that will be issued is adjusted upward or downward based upon the probability of achievement of performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense will be based on a comparison of the final performance metrics to the specified targets. The fair value of PSUs granted at target during the years ended December 31, 2011, 2010 and 2009 was $165 million, $145 million and $159 million, respectively. Total fair value of PSUs vested and released during the years ended December 31, 2011, 2010 and 2009 was $141 million, $153 million and $120 million, respectively.

In connection with vesting and release of RSUs and PSUs, the tax benefits realized by the company for the years ended December 31, 2011, 2010 and 2009 were $283 million, $293 million and $156 million, respectively.

IBM Employees Stock Purchase Plan

The company maintains a non-compensatory Employees Stock Purchase Plan (ESPP). The ESPP enables eligible participants to purchase full or fractional shares of IBM common stock at a 5 percent discount off the average market price on the day of purchase through payroll deductions of up to 10 percent of eligible compensation. Eligible compensation includes any compensation received by the employee during the year. The ESPP provides for offering periods during which shares may be purchased and continues as long as shares remain available under the ESPP, unless terminated earlier at the discretion of the Board of Directors. Individual ESPP participants are restricted from purchasing more than $25,000 of common stock in one calendar year or 1,000 shares in an offering period.

Employees purchased 1.9 million, 2.4 million and 3.2 million shares under the ESPP during the years ended December 31, 2011, 2010 and 2009, respectively. Cash dividends declared and paid by the company on its common stock also include cash dividends on the company stock purchased through the ESPP. Dividends are paid on full and fractional shares and can be reinvested in the ESPP. The company stock purchased through the ESPP is considered outstanding and is included in the weighted-average outstanding shares for purposes of computing basic and diluted earnings per share.

Approximately 5.4 million, 7.2 million and 9.6 million shares were available for purchase under the ESPP at December 31, 2011, 2010 and 2009, respectively.